Warrants - Schedule of Warrants Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Warrants and Rights Note Disclosure [Abstract]
Number of warrants, Balance, beginning of year
Number of warrants, Issuance	12,436,301
Number of warrants, Balance, end of period	12,436,301
Weighted average price, Balance, beginning of year
Weighted average price, Issuance	0.52
Weighted average price, Balance, end of period	$ 0.52